Share capital:	3 Months Ended
Mar. 31, 2018
Share Capital
3. Share capital:

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

(a)	Private placements:

In the first quarter of 2018, the Corporation completed four private placements for a total of $1,832,002. A total of 704,616 common shares were issued at an average price of $2.60 per share.

(b)	Stock options:

The Corporation has established a stock option plan (the “Plan”) for its key employees, its officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire ten years after the grant date and vest either immediately or over periods up to six years, and are equity-settled. As of March 31, 2018, 1,790,000 options could still be granted by the Corporation.

The following table provides the activity of stock option awards during the three-month period ended March 31, 2018 and for options outstanding and exercisable at the end of the three-month period ended March 31, 2018, the weighted average exercise price and the weighted average years to expiration.

Options
		outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual life
	Number	Price	(in years)
Outstanding, December 31, 2017	5,710,000	$1.75	7.39
Expired	–	–
Cancelled	–	–
Granted	–	–
Outstanding, March 31, 2018	5,710,000	$1.75	7.14
Options exercisable	5,710,000	$1.75	7.14

(c)	Stock-based compensation:

	Three months
	ended March 31,
Employee expenses	2018	2017
Stock options granted in 2015	1,006,805	1,496,453
Stock options granted in 2017	–	35,600
Total stock-based compensation expense recognized	$1,006,805	$1,532,053

The stock-based compensation expense is disaggregated in the statements of operations and comprehensive loss as follows:

	Three months
	ended March 31,
Description	2018	2017
Stock-based compensation pertaining to general and administrative	$503,402	$783,827
Stock-based compensation pertaining to research and development	503,403	748,226
Total	$1,006,805	$1,532,053

No options were granted during the three-month period ended March 31, 2018 and 2017